SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX RATE (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%
Effect of tax rate differential (HK)	(4.40%)	(4.80%)	(7.70%)
Tax effect of non-deductible expenses	0.30%	(0.60%)
Valuation allowance	(18.50%)	(18.00%)	(17.30%)
Effective tax rate	2.40%	1.60%